Document and Entity Information	Feb. 08, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	VIGIL NEUROSCIENCE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41200
Entity Tax Identification Number	85-1880494
Entity Address, Address Line One	Vigil Neuroscience, Inc.
Entity Address, Address Line Two	100 Forge Rd
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	857
Local Phone Number	254-4445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VIGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001827087
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1 Broadway
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Suite 07-300
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142